Group companies	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Group companies

31.	Group companies

The following table presents the current organisation structure of the Group at year end. Note that the list of subsidiaries within the Group has changed during the year due to the deconsolidation of the Hanoi Asset Management and Fusion Fuel Australia, as well as the acquisition of Biosteam Energy.

Group companies: Table (a)

Entity name	Country of incorporation	Principal activities	Group interest at December 31, 2025
Quality Industrial Corp.	United States	Operating company	53.47%
AL Shola Al Modea Gas Distribution LLC	Dubai	Operating company	51% (Indirect)
BIOSTEAM ENERGY (Pty) Ltd	South Africa	Operating company	51%
BrightHy Solutions Limited	Ireland	Operating company	100%
Fusion Fuel USA, Inc.	United States	Dormant entity	100%